UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED M
ANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.
c/o Stone Harbor Investment Partners LP
31 West 52nd Street, 16th Floor
New York, NY 10019
 (Name and address of agent for service)

With copies To:

Michael G. Doherty, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  May 31

Date of reporting period: July 1, 2015-June 30, 2016

Item 1. Proxy Voting Record.

STONE HARBOR EMERGING MARKETS DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR LOCAL MARKETS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR INVESTMENT GRADE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR STRATEGIC INCOME FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS DEBT ALLOCATION FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR HIGH-YIELD BOND FUND

Fund Name	Company	Ticker	Cusip	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1A. ELECTION OF DIRECTOR: E. SPENCER ABRAHAM	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1B. ELECTION OF DIRECTOR: KIRBYJON H. CALDWELL	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1C. ELECTION OF DIRECTOR: LAWRENCE S. COBEN	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1D. ELECTION OF DIRECTOR: HOWARD E. COSGROVE	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1E. ELECTION OF DIRECTOR: TERRY G. DALLAS	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1F. ELECTION OF DIRECTOR: MAURICIO GUTIERREZ	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1G. ELECTION OF DIRECTOR: WILLIAM E. HANTKE	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1H. ELECTION OF DIRECTOR: PAUL W. HOBBY	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1I. ELECTION OF DIRECTOR: EDWARD R. MULLER	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1J. ELECTION OF DIRECTOR: ANNE C. SCHAUMBURG	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1K. ELECTION OF DIRECTOR: EVAN J. SILVERSTEIN	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1L. ELECTION OF DIRECTOR: THOMAS H. WEIDEMEYER	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	1M. ELECTION OF DIRECTOR: WALTER R. YOUNG	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	2. TO RE-APPROVE THE PERFORMANCE GOALS UNDER THE NRG ENERGY, INC. AMENDED AND RESTATED LONG-TERM INCENTIVE PLAN SOLELY FOR PURPOSE OF SECTION 162(M) OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	3. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	4. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	5. TO VOTE ON A STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS, IF PROPERLY PRESENTED AT THE MEETING.	Issuer	Yes	For	With
Stone Harbor High Yield Fund	NRG Energy, Inc.	NRG	US6293775085	4/28/2016	6. TO VOTE ON A STOCKHOLDER PROPOSAL REGARDING DISCLOSURE OF POLITICAL EXPENDITURES, IF PROPERLY PRESENTED AT THE MEETING.	Issuer	Yes	Against	With

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 17, 2016